United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2013

Date of Reporting Period: Quarter ended 09/30/2012

Item 1. Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
September 30, 2012 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—94.6%
		Alabama—2.8%
$3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	$4,205,807
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	552,167
8,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2015	8,780,960
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	1,010,050
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,203,872
925,000		Saraland, AL, GO Warrants, 4.00%, 1/1/2014	961,982
960,000		Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,037,750
2,355,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,502,729
2,470,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,730,980
2,600,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,984,150
		TOTAL	25,970,447
		Alaska—0.3%
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,390,700
		Arizona—2.2%
3,500,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,903,375
3,000,000		Maricopa County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,153,060
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,127,000
1,000,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 4.00%, 7/1/2014	1,057,470
1,250,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,390,750
7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COPs, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,627,574
		TOTAL	20,259,229
		Arkansas—0.2%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	549,495
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,192,582
		TOTAL	1,742,077
		California—8.7%
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	526,760
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,543,725
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,609,770
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	4,260,000
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,088,180
8,000,000	[1]	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2009A), 2.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	8,047,840
5,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	5,242,600
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,365,650
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	5,582,750
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,715,987
4,000,000		California State, UT GO Refunding Bonds (Series 2012B), 1.18%, 5/1/2019	4,010,960
3,000,000		California State, UT GO Refunding Bonds (Series 2012B), 1.33%, 5/1/2020	3,009,090
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,384,300

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	$4,069,088
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente) Mandatory Tender 5/1/2017	2,900,550
2,000,000		Chula Vista, CA, Refunding Revenue Bonds (Series 2006A), 1.65% (San Diego Gas & Electric Co.), 7/1/2018	2,029,140
4,195,000		Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,691,227
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	3,192,393
11,485,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	13,894,208
		TOTAL	80,164,218
		Colorado—1.8%
2,175,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,203,101
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,253
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,149,774
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,169,178
500,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2013	503,620
2,115,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2015	2,243,550
1,795,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,925,120
4,570,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.90% TOBs Mandatory Tender 9/1/2014	4,572,559
		TOTAL	16,867,155
		Connecticut—3.5%
2,750,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2014	2,904,907
1,010,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2015	1,090,659
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,617,077
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,987,176
5,000,000		Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,281,100
10,000,000		Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.43%, 4/15/2020	10,062,700
2,000,000		Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.09%, 9/15/2019	2,010,140
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2018	2,274,741
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2019	2,168,660
		TOTAL	32,397,160
		District of Columbia—0.2%
2,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,205,840
		Florida—6.4%
8,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00%, 6/1/2015	8,760,240
5,000,000	[2]	Citizens Property Insurance Corp. FL, SIFMA Floating Rate Notes (Series 2010A-3), 1.93% (Citizens Property Insurance Coastal Account), 6/1/2013	5,033,850
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	8,659,079
500,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2015	546,915
630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	716,153
800,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	926,272
2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	2,191,280
5,000,000	[2]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.28%, 10/1/2014	5,015,850
600,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2014	618,732
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2015	780,060
1,435,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,496,102

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Florida—continued
$7,800,000	Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	$8,599,344
610,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	742,791
500,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2020	610,710
1,250,000	Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2021	1,533,575
3,000,000	Okeechobee County, FL, Solid Waste Disposal Revenue Bonds (Series 2004A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,018,480
1,500,000	Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,837,755
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,035,880
1,000,000	Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,064,500
5,000,000	Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	6,122,600
	TOTAL	59,310,168
	Georgia—2.6%
2,500,000	Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,989,700
3,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 1999A), 5.50% (FGIC and National Public Finance Guarantee Corporation INS), 11/1/2012	3,014,160
4,000,000	Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,075,800
2,665,000	Burke County, GA Development Authority, PCRBs (Series 2011A), 2.50% TOBs (Oglethorpe Power Corp.), Mandatory Tender 3/1/2013	2,686,160
600,000	DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2014	640,848
950,000	DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	1,042,122
3,000,000	Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,656,970
2,000,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,325,160
1,000,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,208,830
2,000,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,231,140
	TOTAL	23,870,890
	Hawaii—0.4%
800,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.00% (Kahala Nui), 11/15/2013	817,672
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.50% (Kahala Nui), 11/15/2015	1,063,020
1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	1,109,990
500,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	562,795
	TOTAL	3,553,477
	Illinois—5.0%
3,500,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,774,995
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,206,631
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,254,680
2,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.125% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,037,700
2,500,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,720,400
5,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Credit Group) Mandatory Tender 5/1/2017	5,832,650
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,561,038
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,349,120
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	1,077,460
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	1,119,490
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	1,158,260
3,990,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,036,683

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$4,000,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	$4,611,120
5,000,000	Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,724,400
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,527,768
2,680,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	3,047,455
	TOTAL	46,039,850
	Indiana—2.9%
2,500,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Subordinate Credit Group), Mandatory Tender 7/28/2016	2,873,950
4,000,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 6/1/2017	4,649,280
1,270,000	Indiana State Finance Authority, Environmental Facilities Refunding Revenue Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,397,406
425,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 4.00% (CWA Authority), 10/1/2014	454,907
625,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2018	763,494
825,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2020	1,022,621
1,000,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,190,870
2,500,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	3,007,200
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,023,370
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	999,801
5,000,000	Whiting, IN Environmental Facilities, Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,829,450
3,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,641,970
	TOTAL	26,854,319
	Iowa—0.1%
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,068,810
	Louisiana—1.3%
2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	2,067,980
6,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-2), 2.10% TOBs (Loop LLC), Mandatory Tender 10/1/2014	6,100,200
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	4,088,903
	TOTAL	12,257,083
	Maryland—0.7%
5,270,000	Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	6,555,880
	Massachusetts—1.6%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,190,440
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,160,890
3,750,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	4,318,387
1,875,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 3 (Series 2011), 5.00%, 7/1/2015	2,092,950
2,120,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Project 6 (Series 2011), 5.00%, 7/1/2017	2,448,452
2,000,000	Massachusetts State SO, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,121,880
	TOTAL	14,332,999
	Michigan—2.9%
1,375,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2016	1,573,756
1,500,000	Grand Rapids, MI Water Supply System, Refunding Revenue Bonds (Series 2010), 5.00%, 1/1/2017	1,768,740
750,000	Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	754,395
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,156,290

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Michigan—continued
$3,335,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	$3,420,476
3,000,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,065,400
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,053,450
8,875,000	Michigan Strategic Fund, Adjustable Rate Demand LO Refunding Revenue Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,135,837
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,177,800
1,170,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,384,180
1,230,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	1,234,379
1,000,000	Western Townships MI, Utilities Authority, Sewage Disposal System Refunding LT GO Bonds (Series 2009), 4.00%, 1/1/2013	1,008,940
	TOTAL	26,733,643
	Minnesota—0.1%
1,000,000	Tobacco Securitization Authority, MN, Minnesota Tobacco Settlement Revenue Bonds (Series 2011), 5.00%, 3/1/2017	1,145,400
	Mississippi—0.9%
3,185,000	Mississippi Development Bank, SO Bonds (Series 2010A), 5.00%, 1/1/2014	3,356,257
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,129,380
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,835,130
	TOTAL	8,320,767
	Missouri—0.3%
1,240,000	Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,255,140
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,140,600
	TOTAL	2,395,740
	Nebraska—1.0%
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 4.00%, 1/1/2015	615,275
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	650,205
850,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	997,212
350,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2020	382,441
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.50%, 1/1/2019	563,660
1,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,148,310
500,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	581,915
1,175,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,433,888
2,000,000	Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2021	2,494,240
	TOTAL	8,867,146
	Nevada—0.9%
3,875,000	Clark County, NV Airport System, Passenger Facility Charge Refunding Revenue Bonds (Series 2010F-1), 5.00%, 7/1/2014	4,149,389
1,000,000	Clark County, NV, IDRB (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,017,060
425,000	Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	439,488
2,250,000	Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,578,567
	TOTAL	8,184,504
	New Jersey—4.3%
2,500,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,809,350
2,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,270,780
3,000,000	New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,446,100
2,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,127,940
16,520,000	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.88% (New Jersey State), 2/1/2016	16,989,168
1,000,000	New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,169,510

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$1,000,000	New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	$1,199,780
5,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	6,064,850
3,929,000	Newark, NJ, (Series 2012B), 2.50% BANs, 6/28/2013	3,948,449
	TOTAL	40,025,927
	New Mexico—0.9%
7,000,000	Farmington, NM, Refunding PCRBs (Series 2012A), 1.875% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,031,710
830,000	Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	856,601
	TOTAL	7,888,311
	New York—7.6%
2,500,000	Erie County, NY IDA, School Facility Refunding Revenue Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	3,004,825
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,070,810
1,000,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,110,250
2,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,328,860
1,000,000	Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,186,060
2,165,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2013	2,212,695
2,600,000	New York City Housing Development Corp., MFH Revenue Bonds (Series B-2), 2.05%, 5/1/2014	2,641,210
3,825,000	New York City, NY TFA, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,626,682
170,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00% (Escrowed In Treasuries COL), 8/1/2013	176,808
1,885,000	New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	1,960,928
3,000,000	New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,600,870
2,045,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00% (Escrowed In Treasuries COL), 6/1/2013	2,110,890
610,000	New York City, NY, UT GO Bonds (Series 2005O), 5.00%, 6/1/2013	629,752
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,400,580
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,449,640
2,000,000	New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,479,080
1,345,000	New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,568,149
500,000	New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	612,410
1,005,000	New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,230,944
4,000,000	New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,624,560
1,300,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue), 1/1/2018	1,537,146
1,000,000	New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue), 1/1/2019	1,199,710
8,000,000	New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	9,131,280
3,000,000	New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	3,276,090
2,000,000	Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,347,360
4,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Mandatory Tender Bonds (Series 2009A-1), 4.00% TOBs, Mandatory Tender 11/15/2012	4,019,160
3,350,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	4,050,954
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,466,200
	TOTAL	70,053,903
	North Carolina—2.5%
5,000,000	North Carolina Capital Facilities Finance Agency, (Series A), 0.48% TOBs (Republic Services, Inc.) Mandatory Tender 12/1/2012	5,000,000
1,145,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,254,027
1,250,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,476,637
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,198,390
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,011,890
2,840,000	North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds (Series 2003F), 5.50%, 1/1/2014	3,013,410

Principal Amount		Value
	MUNICIPAL BONDS—continued
	North Carolina—continued
$2,550,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2014	$2,745,101
1,245,000	North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2015	1,386,619
1,500,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds (Series 2008A), 5.25%, 1/1/2017	1,771,980
2,000,000	North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,157,400
2,000,000	Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,224,540
	TOTAL	23,239,994
	Ohio—3.8%
1,400,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,586,312
2,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,103,720
1,800,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	2,073,042
2,685,000	Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,152,432
2,000,000	Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,062,040
8,630,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	8,686,354
2,000,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,109,020
795,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2016	928,162
2,000,000	Ohio State Building Authority, State Facilities Refunding Revenue Bonds (Series 2010C), 5.00%, 10/1/2018	2,438,320
500,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2012	502,990
800,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2013	828,776
625,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	693,481
1,720,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2014	1,865,495
1,000,000	Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,177,990
3,000,000	Ohio State University, 5.00%, 12/1/2013	3,164,460
1,291,000	Richland County, OH, 2.00% BANs, 7/25/2013	1,298,901
	TOTAL	34,671,495
	Oklahoma—3.2%
1,410,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,585,348
2,685,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	3,102,893
2,285,000	Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,641,231
1,580,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,600,982
2,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,257,380
2,700,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	3,067,146
425,000	Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2014	448,337
500,000	Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2015	543,990
3,065,000	Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,571,645
3,150,000	Oklahoma State Capital Improvement Authority, State Facilities Refunding Revenue Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,779,559
1,255,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.125% (Broken Arrow Public Schools), 9/1/2018	1,374,664
2,600,000	Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	3,159,494

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	$2,201,180
		TOTAL	29,333,849
		Pennsylvania—7.2%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2018	3,532,350
4,300,000	[2]	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.23% TOBs (UPMC Health System) Mandatory Tender 2/1/2013	4,312,126
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,572,274
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,159,090
4,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	3,966,880
5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.) Mandatory Tender 4/1/2035	5,006,750
4,000,000		Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.68% TOBs (Reading Hospital & Medical Center) Mandatory Tender 7/1/2022	4,013,920
3,165,000		Gainesville and Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2017	3,432,094
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	690,081
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	421,961
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	704,956
1,000,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2019	1,192,230
765,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2020	912,255
1,950,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2021	2,338,713
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	2,050,380
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,025,190
1,215,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,238,717
2,795,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	2,807,018
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2015	1,398,012
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,434,550
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,474,400
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,479,460
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,038,870
3,970,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,239,087
4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,710,828
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,104,630
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,346,752
		TOTAL	66,603,574
		Rhode Island—1.6%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,378,185
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	5,088,300
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	5,056,764
		TOTAL	14,523,249
		South Carolina—1.6%
1,000,000		Piedmont Municipal Power Agency, SC, Electric Refunding Revenue Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,174,100
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,180,520
5,000,000		Piedmont Municipal Power Agency, SC, Refunding Revenue Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,636,100
5,750,000	[2]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.93% TOBs (Palmetto Health Alliance) Mandatory Tender 8/1/2013	5,707,278
		TOTAL	14,697,998

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Tennessee—1.3%
$1,000,000	Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2014	$1,098,550
750,000	Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	855,233
1,500,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,813,440
935,000	Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,143,907
4,000,000	Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,667,680
2,000,000	Metropolitan Nashville, TN Airport Authority, Airport Improvement Refunding Revenue Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,171,960
	TOTAL	11,750,770
	Texas—6.3%
2,000,000	Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,302,780
1,000,000	Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,186,320
1,750,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	2,117,728
3,250,000	Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,974,100
2,000,000	Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,201,400
1,200,000	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.71% (Harris County, TX Toll Road Authority), 8/15/2016	1,200,228
1,515,000	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.81% (Harris County, TX Toll Road Authority), 8/15/2017	1,515,454
3,750,000	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.82% (Harris County, TX Toll Road Authority), 8/15/2021	3,751,312
2,500,000	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.96% (Harris County, TX Toll Road Authority), 8/15/2018	2,500,700
1,000,000	Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,111,150
2,375,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,701,610
1,790,000	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	2,109,032
2,335,000	Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,714,111
335,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	345,663
500,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	535,040
1,090,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,205,475
3,570,000	Lubbock, TX HFDC, Refunding Revenue Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,170,046
3,000,000	Mission, TX EDC, Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,199,950
2,000,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,360,260
1,000,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2014	1,078,090
2,000,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,283,060
1,250,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,481,962
550,000	Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	655,523
2,375,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,944,074
2,600,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,066,544
3,105,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,763,105
1,110,000	Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,205,626
	TOTAL	57,680,343
	Utah—1.4%
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,037,540
1,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,039,550
1,350,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,524,150
3,000,000	Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.375% (United States Steel Corp.), 11/1/2015	3,112,530
5,000,000	Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	6,041,000
	TOTAL	12,754,770
	Virginia—2.0%
4,800,000	Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,005,296

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Virginia—continued
$2,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	$2,013,940
3,500,000	Pittsylvania County, VA, UT GO School Refunding Notes (Series 2010A), 3.50%, 7/15/2013	3,509,765
1,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,188,050
2,000,000	Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,400,520
3,000,000	Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	3,075,210
1,430,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,492,591
	TOTAL	18,685,372
	Washington—1.8%
2,170,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,247,708
1,500,000	Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,685,685
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2016	1,148,330
1,000,000	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds (Series 2010B), 5.00%, 2/1/2017	1,183,040
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	2,637,750
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,746,850
3,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services) Mandatory Tender 10/1/2021	3,573,600
1,105,000	Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,108,226
	TOTAL	16,331,189
	West Virginia—0.7%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,030,280
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,170,500
	TOTAL	6,200,780
	Wisconsin—1.2%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,101,187
4,785,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,516,961
1,310,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,516,456
425,000	Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.00% (Marshfield Clinic), 2/15/2013	431,694
2,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,898,350
	TOTAL	11,464,648
	Wyoming—0.4%
3,650,000	Albany County, WY, PCRBs (Series 1985), 2.20% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/1/2012	3,651,058
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $843,559,137)	871,044,732
	SHORT-TERM MUNICIPALS—4.6%[3]
	Florida—1.1%
4,745,000	Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.25%, 10/1/2012	4,745,000
5,500,000	UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.27%, 10/5/2012	5,500,000
	TOTAL	10,245,000
	Georgia—1.0%
4,300,000	Appling County, GA Development Authority, (1st Series 1997) Daily VRDNs (Georgia Power Co.), 0.24%, 10/1/2012	4,300,000
5,250,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.24%, 10/1/2012	5,250,000
	TOTAL	9,550,000
	Louisiana—0.3%
3,000,000	Ascension Parish, LA IDB, (Series 2011) Weekly VRDNs (Impala Warehousing LLC)/(Natixis LOC), 0.75%, 10/4/2012	3,000,000
	Maine—0.9%
8,200,000	Maine State Housing Authority, (Series 2008H) Daily VRDNs (KBC Bank N.V. LIQ), 0.31%, 10/1/2012	8,200,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[3]
	New York—0.3%
$2,600,000	New York State HFA, (Series 2008A: Related 42nd & 10th) Weekly VRDNs (42nd and 10th Associates, LLC)/(Landesbank Baden-Wurttemberg LOC), 0.48%, 10/3/2012	$2,600,000
	Tennessee—1.0%
5,090,000	Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-A) Daily VRDNs (Cumberland County, TN)/(KBC Bank N.V. LOC), 0.55%, 10/1/2012	5,090,000
3,750,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.75%, 10/3/2012	3,750,000
	TOTAL	8,840,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	42,435,000
	TOTAL MUNICIPAL INVESTMENTS—99.2% (IDENTIFIED COST $885,994,137)[4]	913,479,732
	OTHER ASSETS AND LIABILITIES - NET—0.8%[5]	7,635,852
	TOTAL NET ASSETS—100%	$921,115,584
At September 30, 2012, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2012, this restricted security amounted to $8,047,840, which represented 0.9% of total net assets.
2	Floating rate note with current rate shown.
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4	At September 30, 2012, the cost of investments for federal tax purposes was $885,907,918. The net unrealized appreciation of investments for federal tax purposes was $27,571,814. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $27,605,061 and net unrealized depreciation from investments for those securities having an excess of cost over value of $33,247.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2012, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date November 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date November 21, 2012